Earnings Per Share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Diluted [Line Items]
Weighted average shares used for basic EPS	20,192	27,216	30,305
Dilutive effect of stock options and other share-based awards	277	447	598
Dilutive effect of convertible debt	230	718	1,271
Weighted average shares used for diluted EPS	20,699	28,381	32,174
Stock options and share-based awards [Member]
Earnings Per Share Diluted [Line Items]
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	12	14	139